Financial Derivatives Contracts for Hedge Accounting (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments Text Block Abstract
Percentage of hedges	100.00%
Other assets	$ 185,810	$ 217,979
Other Liabilities	$ 124,147	$ 68,524